Basis of Preparation and Presentation of the Consolidated Financial Statements (Details) $ in Millions	12 Months Ended
	Dec. 31, 2024 MXN ($) Tons	Dec. 31, 2024 USD ($) Tons	Dec. 31, 2023 MXN ($) Tons	Dec. 31, 2022 USD ($)
Basis of Preparation and Presentation of the Consolidated Financial Statements [Line Items]
Coke inventory quantity (in Tons)	130,622	130,622	130,622
Coke inventory value	$ 1,415	$ 528	$ 1,249	$ 566
Bottom of Range [Member]
Basis of Preparation and Presentation of the Consolidated Financial Statements [Line Items]
Instrument range	80.00%
Normal credit term	30 days
Top of Range [Member]
Basis of Preparation and Presentation of the Consolidated Financial Statements [Line Items]
Instrument range	125.00%
Normal credit term	90 days
ICH [Member]
Basis of Preparation and Presentation of the Consolidated Financial Statements [Line Items]
Percentage of equity owned	0.59%